SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2021
Sales to external customers	5,755	4,861	19,990	4,170	751	9	—	35,536
Intersegment sales**	23	937	37	726	1,317	7	(3,047)	—
Operating income (loss)	936	1,742	1,861	1,458	1,287	(126)	(85)	7,073
Depreciation and amortization	142	109	615	220	115	20	—	1,221
Capital expenditures	147	139	578	214	97	16	(3)	1,188
Six months ended June 30, 2020
Sales to external customers	7,023	2,398	13,428	2,440	524	7	—	25,820
Intersegment sales**	106	409	26	292	607	4	(1,444)	—
Operating (loss) income	(452)	272	(654)	(92)	415	(137)	42	(606)
Depreciation and amortization	292	122	704	239	126	27	—	1,510
Impairment	—	—	92	—	—	—	—	92
Capital expenditures	349	101	492	240	52	19	(2)	1,251

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2021	2020
Operating income (loss)	7,073	(606)
Income from investments in associates, joint ventures and other investments	1,043	127
Financing costs - net	(594)	(642)
Income (loss) before taxes	7,522	(1,121)
Income tax expense	(946)	(524)
Net income (loss) (including non-controlling interests)	6,576	(1,645)

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2021	2020
Americas
United States[1]	3,342	5,466
Brazil	3,971	1,824
Canada	1,844	1,207
Mexico	1,151	778
Argentina	598	260
Others Americas	749	488
Total Americas	11,655	10,023
Europe
Germany	3,019	2,008
France	2,489	1,447
Poland	2,328	1,550
Spain	2,041	1,343
Italy	2,667	1,495
Turkey	669	542
Czech Republic	598	371
United Kingdom	728	460
Belgium	877	693
Russia	863	377
Netherlands	628	447
Romania	228	154
Ukraine	394	191
Others Europe	2,200	1,499
Total Europe	19,729	12,577
Asia & Africa
South Africa	1,202	651
Morocco	325	194
Egypt	26	80
Rest of Africa	456	340
China	397	763
Kazakhstan	370	195
South Korea	264	148
India	91	53
Rest of Asia	1,021	796
Total Asia & Africa	4,152	3,220
Total	35,536	25,820
1.Prior period include sales from ArcelorMittal USA, which was divested on December 9, 2020.

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2021	2020
Flat products	19,418	15,634
Long products	8,380	5,291
Tubular products	1,045	650
Mining products	839	654
Others	5,854	3,591
Total	35,536	25,820

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2021 and 2020, respectively:

Six months ended June 30, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	5,594	4,588	17,874	3,470	—	—	31,526
Non-steel sales [1]	1	91	861	490	740	—	2,183
By-product sales [2]	43	52	439	67	—	—	601
Other sales [3]	117	130	816	143	11	9	1,226
Total	5,755	4,861	19,990	4,170	751	9	35,536

Six months ended June 30, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	6,669	2,221	12,212	2,085	—	—	23,187
Non-steel sales [1]	92	45	269	178	517	—	1,101
By-product sales [2]	43	35	276	45	—	—	399
Other sales [3]	219	97	671	132	7	7	1,133
Total	7,023	2,398	13,428	2,440	524	7	25,820
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.